Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	db-X Exchange-Traded Funds Inc.
Prospectus Date	rr_ProspectusDate	Sep. 28, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 28, 2012